Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of provisions

	December 31, 2024	December 31, 2023
	$	$
Provision for withholding tax	3,434,062	-
Total provision	3,434,062	-